SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
The company’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the operations, manage the operations, and allocate resources based on the type of technology, in conjunction with other segments of Brookfield Renewable.
The operations of the company are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy & sustainable solutions (distributed generation, pumped storage, carbon capture and storage, cogeneration and biomass) and 5) corporate. This best reflects the way in which the CODM reviews the results of the company.
In accordance with IFRS 8, Operating Segments, the company discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of presentation and significant accounting policies.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects the company’s share from facilities which it accounts for using consolidation and the equity method whereby the company either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides shareholders perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to the company’s shareholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed below. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include the company’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by the company apportioned to each of the above-noted items.
The company does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent the company’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish the company’s legal claims or exposures to such items.
The company reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The company analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
The company uses Funds From Operations to assess the performance of the company before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business. The company includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2023:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale Solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$299	$37	$49	$31	$—	$416	$(9)	$494	$901
Other income	10	5	14	2	16	47	—	(8)	39
Direct operating costs	(110)	(10)	(7)	(7)	(2)	(136)	4	(176)	(308)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	5	—	5
	199	32	56	26	14	327	—	310
Management service costs	—	—	—	—	(32)	(32)	—	—	(32)
Interest expense(1)	(67)	(5)	(15)	(3)	—	(90)	2	(166)	(254)
Current income taxes	(7)	(2)	(1)	—	—	(10)	—	(24)	(34)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(2)	—	(2)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(120)	(120)
Funds From Operations	125	25	40	23	(18)	195	—	—
Depreciation						(131)	3	(199)	(327)
Foreign exchange and financial instrument gain (loss)						(22)	—	13	(9)
Deferred income tax expense (recovery)						18	—	(2)	16
Other						(88)	3	137	52
Dividends on BEPC exchangeable shares(1)						(61)	—	—	(61)
Remeasurement of BEPC exchangeable and BEPC class B shares						380	—	—	380
Share of earnings from equity-accounted investments						—	(6)	—	(6)
Net income attributable to non-controlling interests						—	—	51	51
Net income attributable to the partnership						$291	$—	$—	$291
(1)Share of earnings from equity-accounted investments of $3 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $69 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $315 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2022:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale Solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$307	$43	$51	$37	$—	$438	$(12)	$571	$997
Other income	4	3	9	—	—	16	—	(10)	6
Direct operating costs	(109)	(13)	(11)	(16)	(2)	(151)	7	(152)	(296)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	5	—	5
	202	33	49	21	(2)	303	—	409
Management service costs	—	—	—	—	(38)	(38)	—	(5)	(43)
Interest expense(1)	(46)	(7)	(14)	(4)	(4)	(75)	1	(126)	(200)
Current income taxes	(9)	(1)	1	—	—	(9)	—	(20)	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(1)	—	(1)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(258)	(258)
Funds From Operations	147	25	36	17	(44)	181	—	—
Depreciation						(127)	3	(162)	(286)
Foreign exchange and financial instrument gain (loss)						(14)	—	17	3
Deferred income tax recovery (expense)						(11)	—	(30)	(41)
Other						(8)	—	8	—
Dividends on BEPC exchangeable shares(1)						(55)	—	—	(55)
Remeasurement of BEPC exchangeable and BEPC class B shares						1,080	—	—	1,080
Share of earnings from equity-accounted investments						—	(3)	—	(3)
Net income attributable to non-controlling interests						—	—	167	167
Net income attributable to the partnership						$1,046	$—	$—	$1,046
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $91 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $255 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2023:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale Solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	648	79	89	69	—	885	(24)	1,106	1,967
Other income	15	6	20	5	16	62	(3)	(7)	52
Direct operating costs	(221)	(20)	(19)	(20)	(2)	(282)	10	(340)	(612)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	17	—	17
	442	65	90	54	14	665	—	759
Management service costs	—	—	—	—	(68)	(68)	—	—	(68)
Interest expense(1)	(130)	(13)	(28)	(9)	—	(180)	4	(326)	(502)
Current income taxes	(16)	(2)	(2)	—	—	(20)	—	(52)	(72)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(4)	—	(4)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(381)	(381)
Funds From Operations	296	50	60	45	(54)	397	—	—
Depreciation						(258)	6	(381)	(633)
Foreign exchange and financial instrument gain						17	—	84	101
Deferred income tax expense						—	—	(9)	(9)
Other						(128)	7	139	18
Dividends on BEPC exchangeable shares(1)						(119)	—	—	(119)
Remeasurement of BEPC exchangeable and BEPC class B shares						(683)	—	—	(683)
Share of earnings from equity-accounted investments						—	(13)	—	(13)
Net income attributable to non-controlling interests						—	—	167	167
Net income attributable to the partnership						(774)	—	—	(774)
(1)Share of earnings from equity-accounted investments of nil is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $214 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $621 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2022:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale Solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	573	95	90	67	—	825	(25)	1,126	1,926
Other income	24	5	21	7	—	57	—	13	70
Direct operating costs	(216)	(27)	(24)	(33)	(2)	(302)	15	(300)	(587)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	10	—	10
	381	73	87	41	(2)	580	—	839
Management service costs	—	—	—	—	(90)	(90)	—	(5)	(95)
Interest expense(1)	(84)	(14)	(25)	(9)	(4)	(136)	3	(240)	(373)
Current income taxes	(19)	(1)	—	—	—	(20)	—	(47)	(67)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(3)	—	(3)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(547)	(547)
Funds From Operations	278	58	62	32	(96)	334	—	—
Depreciation						(259)	6	(329)	(582)
Foreign exchange and financial instrument gain (loss)						(37)	2	5	(30)
Deferred income tax recovery (expense)						5	—	(46)	(41)
Other						(34)	—	8	(26)
Dividends on BEPC exchangeable shares(1)						(110)	—	—	(110)
Remeasurement of BEPC exchangeable and BEPC class B shares						171	—	—	171
Share of earnings from equity-accounted investments						—	(8)	—	(8)
Net income attributable to non-controlling interests						—	—	362	362
Net income attributable to the partnership						70	—	—	70
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $185 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $483 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table presents information on a segmented basis about certain items in our company's statements of financial position and reconciles the company's proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity- accounted investments	Attributable to non- controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale Solar	Distributed energy & sustainable solutions	Corporate	Total
As at June 30, 2023
Cash and cash equivalents	$109	$47	$38	$11	$2	$207	$(6)	$394	595
Property, plant and equipment, at fair value	14,136	1,548	1,297	1,079	—	18,060	(704)	21,885	39,241
Total assets	15,769	1,752	1,445	1,125	419	20,510	(216)	23,912	44,206
Total borrowings	2,878	610	1,096	227	—	4,811	(205)	9,164	13,770
Other liabilities	4,297	377	113	186	5,340	10,313	(216)	3,845	13,942
As at December 31, 2022
Cash and cash equivalents	$70	$49	$60	$18	$—	$197	$(7)	$452	642
Property, plant and equipment, at fair value	13,709	1,400	1,310	1,084	—	17,503	(557)	20,882	37,828
Total assets	15,604	1,595	1,447	1,138	307	20,091	(171)	23,368	43,288
Total borrowings	2,894	613	1,025	371	—	4,903	(161)	8,973	13,715
Other liabilities	4,363	342	138	38	4,436	9,317	(10)	3,442	12,749
Additional Segment Information
The following table presents consolidated revenue split by technology for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Hydroelectric	$570	$608	$1,265	$1,177
Wind	124	157	295	340
Utility-scale Solar	143	166	290	294
Distributed energy & sustainable solutions	64	66	117	115
Total	$901	$997	$1,967	$1,926
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	June 30, 2023	December 31, 2022
North America	$22,393	$22,478
Colombia	9,460	8,264
Brazil	4,630	4,162
Europe	3,319	3,375
	$39,802	$38,279